LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
LOSS PER SHARE
17.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	(962,259)	(1,588,712)	(2,658,184)	(385,400)
Accretion to redemption value of redeemable convertible preferred shares	(19,768)	—	—	—
Net loss attributable to ordinary shareholders - basic and diluted	(982,027)	(1,588,712)	(2,658,184)	(385,400)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	2,400,874,197	3,441,729,444	3,623,838,985	3,623,838,985
Basic and diluted loss per share	(0.41)	(0.46)	(0.73)	(0.11)

For the year ended December 31, 2020, the effects of all outstanding convertible preferred shares and redeemable convertible preferred shares, options, and awarded shares were excluded from the computation of diluted loss per share for the periods presented as their effects would be anti-dilutive. For the years ended December 31, 2021 and 2022, the effects of all options and awarded shares were excluded from the computation of diluted loss per share for the periods presented as their effects would be anti-dilutive.